Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Schedule of Non-Current Trade and Other Receivables

Million US dollar	31 December 2024	31 December 2023

Cash deposits for guarantees	133	164
Loans to customers	8	2
Tax receivable, other than income tax	105	154
Brazilian tax credits and interest receivables	1 120	1 341
Trade and other receivables	212	280
Non-current trade and other receivables	1 577	1 941

Trade receivables and accrued income	3 792	4 347
Interest receivables	43	45
Tax receivable, other than income tax	416	479
Loans to customers	60	70
Prepaid expenses	493	474
Other receivables	467	609
Current trade and other receivables	5 270	6 024

Schedule of Trade Receivables and Other Receivables
The carrying amount of trade and other receivables is a good approximation of their fair value as the impact of discounting is not significant. The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 31 December 2024 and 31 December 2023 respectively:

	Net carrying amount as of 31 December 2024	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	3 792	3 531	177	34	32	18
Loans to customers	68	58	-	-	10	-
Interest receivables	43	43	-	-	-	-
Other receivables	467	450	4	5	8	-
	4 369	4 082	181	38	50	18

	Net carrying amount as of 31 December 2023	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days

Trade receivables and accrued income	4 347	4 118	162	43	18	6
Loans to customers	72	51	9	12	-	-
Interest receivables	45	45	-	-	-	-
Other receivables	609	580	9	7	11	2
	5 073	4 794	180	62	29	8